Fair Value of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Fair Value of Financial Instruments
Summary of fair value of the Company's financial assets

The following tables set forth the fair value of the Company’s financial assets by level within the fair value hierarchy (in thousands):

	September 30, 2019
	Carrying
	Amount	Fair Value	Level 1	Level 2	Level 3
Cash equivalents:
Money market	$5,465	$5,465	$5,465	$—	$—
Marketable securities:
U.S. treasury securities	19,982	19,983	—	19,983	—
Agency bonds	47,178	47,161	—	47,161	—
Corporate bonds	107,045	107,003	—	107,003	—
Total	$179,670	$179,612	$5,465	$174,147	$—

	December 31, 2018
	Carrying
	Amount	Fair Value	Level 1	Level 2	Level 3
Cash equivalents:
Money market	$5,000	$5,000	$5,000	—	—

The following table sets forth the fair value of the Company’s financial assets by level within the fair value hierarchy (in thousands):

As of December 31, 2018
Fair Value Measurement Based on
Significant
			Quoted Prices in	Other	Significant
	Carrying	Fair	Active Markets	Observable	Unobservable
Assets	Amount	Value	(Level 1)	Inputs (Level 2)	Inputs (Level 3)
Money market funds (cash equivalents)	$5,000	$5,000	$5,000	$—	$—

As of December 31, 2017
Fair Value Measurement Based on
Significant
			Quoted Prices in	Other	Significant
	Carrying	Fair	Active Markets	Observable	Unobservable
Assets	Amount	Value	(Level 1)	Inputs (Level 2)	Inputs (Level 3)
Money market funds (cash equivalents)	$1,000	$1,000	$1,000	$—	$—